Fair value of financial instruments (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of fair value measurement of assets [Abstract]
Disclosure of significant observable inputs used in fair value measurement [Table Text Block]
			December 31, 2025
	Level 1	Level 2	Level 3	Total
	$	$	$	$
Recurring measurements

Financial assets at fair value through profit or loss (i)
Warrants on equity securities and convertible notes
Publicly traded mining companies
Precious metals	-	-	12,275	12,275
Financial assets at fair value through other comprehensive income (i)
Equity securities
Publicly traded royalty and streaming companies	22,145	-	-	22,145
Publicly traded mining companies
Precious metals	118,354	-	-	118,354
Other minerals (ii)	21,753	-	-	21,753
Private mining companies	-	-	591	591
	162,252	-	12,866	175,118

			December 31, 2024
	Level 1	Level 2	Level 3	Total
	$	$	$	$
Recurring measurements

Financial assets at fair value through profit or loss (i)
Warrants on equity securities and convertible debentures and notes
Publicly traded mining companies
Precious metals	-	-	6,534	6,534
Other minerals	11	-	3	14
Financial assets at fair value through other comprehensive (loss) income (i)
Equity securities
Publicly traded mining companies
Precious metals	1,822	-	-	1,822
Other minerals (ii)	53,353	-	-	53,353
Private mining companies	-	-	138	138
	55,186	-	6,675	61,861

Disclosure of detailed information about changes in fair value of level 3 investments [Table Text Block]
	2025	2024
	$	$

Balance - January 1	6,675	6,883
Acquisitions	440	-
Change in fair value - warrants expired (i)	(393)	4
Change in fair value - investments held at the end of the period (i)	5,805	339
Foreign exchange revaluation impact	339	(551)
Balance - December 31	12,866	6,675